Financial instruments	12 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
Financial instruments	Financial instruments
(1)The fair values of financial assets and liabilities are determined as below. Information about the fair value hierarchy is described in Note 8 “Fair value measurement”.
(a)Cash and cash equivalents
Since cash and cash equivalents mainly consist of bank deposits, the carrying amount approximates their fair value.
(b)Cash segregated as deposits
Cash segregated as deposits includes cash deposited in trust accounts. The carrying amount approximates its fair value.
(c)Customer accounts receivable, Other financial assets, Deposits received, and Other financial liabilities
Other financial assets include receivables, guarantee deposits and stablecoins (USD Coin and EUR Coin). The carrying amount of instruments with short-term maturity approximates their fair value. The carrying amount of instruments with long-term maturity is a reasonable approximation of fair value, which is measured using future cash flows discounted by a rate reflecting the counterparty or the Company's credit worthiness.
(d)Warrant liabilities
As part of Thunder Bridge’s IPO, Thunder Bridge issued private and public warrants to third-party investors where each whole warrant entitled the holder to purchase one share of Thunder Bridge’s Class A common stock at an exercise price of USD11.5 per share. Simultaneously with the closing of the IPO, Thunder Bridge completed the private sale of warrants where each warrant allowed the holder to purchase one share of Thunder Bridge’s Class A common stock at USD11.5 per share.
Pursuant to a warrant assumption and amendment agreement, dated as of December 10, 2024, Thunder Bridge private and public warrants were exchanged for Coincheck Parent’s private and public warrants, respectively, and subject to the same material terms. As of December 10, 2024, there were 4,730,557 public warrants outstanding and 129,611 private warrants outstanding.
The warrants expire on the earlier of the fifth anniversary of December 10, 2024 or the date on which Coincheck Parent may call the public warrants for redemption, subject to the conditions outlined in the warrant assumption and amendment agreement. The warrants are exercisable at a price of USD11.5 per share.